Statement of compliance and material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Statement of compliance and material accounting policies
Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries
	Closing rate			Average rate
Currency	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.
Dollar (USD)	5.50	6.19	4.84	5.45	6.10	4.90
Pound sterling (£)	7.41	7.76	6.16	7.30	7.71	6.20
Euro (€)	6.47	6.44	5.35	6.39	6.38	5.34